Segmented Information	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION
SEGMENTED INFORMATION

6. SEGMENTED INFORMATION

The company's operating segments are reported based on the nature of their products and services and management responsibility. The following summary describes the operations in each of the segments:

•

Oil Sands includes the company's operations in the Athabasca oil sands in Alberta to develop and produce synthetic crude oil and related products, through the recovery and upgrading of bitumen from mining and in situ operations. This segment also includes the company's joint interest in the Fort Hills mining project, partnership in East Tank Farm blending and storage facility, as well as its ownership interest in the Syncrude oil sands mining and upgrading joint operation, located near Fort McMurray, Alberta. The individual operating segments related to mining operations, in situ, Fort Hills and Syncrude have been aggregated into one reportable segment (Oil Sands) due to the similar nature of their business activities, including the production of bitumen, and the single geographic area and regulatory environment in which they operate.

•

Exploration and Production includes offshore activity in East Coast Canada, with interests in the Hibernia, Terra Nova, White Rose and Hebron oilfields, the exploration and production of crude oil and natural gas at Buzzard and Golden Eagle Area Development, both in the United Kingdom (U. K.), Norway, Libya and Syria, and exploration and production of natural gas and natural gas liquids in Western Canada. Due to unrest in Syria, the company has declared force majeure under its contractual obligations, and Suncor's operations in Syria have been suspended indefinitely. Even though the political situation in Libya has improved, production remains partially shut-in and the timing of a return to normal operations continues to be uncertain.

•

Refining and Marketing includes the refining of crude oil products, and the distribution and marketing of these and other purchased products through retail stations located in Canada and the United States (U.S.), as well as a previously owned lubricants plant located in Eastern Canada which was sold on February 1, 2017 (note 36).

The company also reports activities not directly attributable to an operating segment under Corporate, Energy Trading and Eliminations. This includes investments in renewables projects.

Intersegment sales of crude oil and natural gas are accounted for at market values and included, for segmented reporting, in revenues of the segment making the transfer and expenses of the segment receiving the transfer. Intersegment balances are eliminated on consolidation. Intersegment profit will not be recognized until the related product has been sold to third parties.

For the years ended December 31	Oil Sands		Exploration and Production		Refining and Marketing		Corporate, Energy Trading and Eliminations		Total
($ millions)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Revenues and Other Income

Gross revenues	9 586	7 229	3 487	2 329	19 871	17 459	38	55	32 982	27 072

Intersegment revenues	3 551	2 293	—	115	92	108	(3 643)	(2 516)	—	—

Less: Royalties	(355)	(52)	(576)	(213)	—	—	—	—	(931)	(265)

Operating revenues, net of royalties	12 782	9 470	2 911	2 231	19 963	17 567	(3 605)	(2 461)	32 051	26 807

Other income (loss)	86	26	(14)	45	73	16	(20)	74	125	161

	12 868	9 496	2 897	2 276	20 036	17 583	(3 625)	(2 387)	32 176	26 968

Expenses

Purchases of crude oil and products	623	548	—	—	14 011	11 754	(3 513)	(2 425)	11 121	9 877

Operating, selling and general	6 257	5 777	422	483	2 007	2 203	559	687	9 245	9 150

Transportation	690	666	86	86	312	366	(51)	(46)	1 037	1 072

Depreciation, depletion, amortization and impairment	3 782	3 864	1 028	1 381	685	702	106	170	5 601	6 117

Exploration	15	30	89	259	—	—	—	—	104	289

Gain on disposal of assets	(50)	(33)	—	—	(455)	(35)	(97)	—	(602)	(68)

Financing expenses (income)	180	234	36	82	15	10	(477)	119	(246)	445

	11 497	11 086	1 661	2 291	16 575	15 000	(3 473)	(1 495)	26 260	26 882

Earnings (Loss) before Income Taxes	1 371	(1 590)	1 236	(15)	3 461	2 583	(152)	(892)	5 916	86

Income Tax Expense (Recovery)

Current	192	(363)	617	301	941	681	(541)	(466)	1 209	153

Deferred	170	(78)	(113)	(506)	(138)	12	330	60	249	(512)

	362	(441)	504	(205)	803	693	(211)	(406)	1 458	(359)

Net Earnings (Loss)	1 009	(1 149)	732	190	2 658	1 890	59	(486)	4 458	445

Capital and Exploration Expenditures	5 059	4 724	824	1 139	634	685	34	34	6 551	6 582

Geographical Information

Operating Revenues, net of Royalties

($ millions)	2017	2016

Canada	25 629	21 555

United States	4 252	3 695

Other foreign	2 170	1 557

	32 051	26 807

Non-Current Assets(1)

($ millions)	Dec 31 2017	Dec 31 2016

Canada	76 091	73 704

United States	1 712	1 509

Other foreign	2 014	2 407

	79 817	77 620

(1)	Excludes deferred income tax assets.